Document And Entity Information	May 24, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	May 24, 2023
Entity Registrant Name	TETRA Technologies, Inc.
Entity Central Index Key	0000844965
Entity Emerging Growth Company	false
Securities Act File Number	1-13455
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2148293
Entity Address, Address Line One	24955 Interstate 45 North
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	TTI
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Right
No Trading Symbol Flag	true
Security Exchange Name	NYSE